Description of Business, Liquidity, and Capital ResourcesDescription of Business, Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business, Liquidity and Capital Resources

Note 1 - Description of Business, Liquidity and Capital Resources

Description of Business

Akerna Corp., herein referred to as we, our or Akerna, through our wholly owned subsidiaries MJ Freeway, LLC, or MJF, Trellis Solutions, Inc., or Trellis, Ample Organics, Inc, or Ample, and solo sciences, inc, or Solo, provides enterprise software solutions that enable regulatory compliance and inventory management. Our proprietary, broad and growing suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We develop products intended to assist states in monitoring licensed businesses’ compliance with state regulations and to help state-licensed businesses operate in compliance with such laws. We provide our commercial software platforms, MJ Platform®, Ample and Trellis® to state- or federally-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Through Solo, we provide an innovative, next-generation solution for state and national governments to securely track product and waste throughout the supply chain with solo*TAG™. The integration of MJ Platform® and solo*CODE™ results in technology for consumers and brands that brings a consumer-facing mark designed to highlight authenticity and signify transparency.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating our expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our consulting engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets who are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Fiscal Year-End

On September 25, 2020, our Board of Directors adopted resolutions to change our fiscal year-end from June 30 to December 31, effective for the year ending December 31, 2020. We will cover the transition period from July 1, 2020 to December 31, 2020 by filing an Annual Report on Form 10-K for the transition year ending December 31, 2020.

Liquidity and Capital Resources

Since our inception, we have incurred recurring operating losses, used cash in operations, and relied on capital raising transactions to continue ongoing operations. During the three months ended September 30, 2020, we incurred a loss from operations of $5.5 million and used cash in operations of $4.2 million.  As of September 30, 2020, we had cash of $14.3 million, excluding restricted cash, and working capital of $0.9 million.

During the quarter ended September 30, 2020, the Company incurred a number of one-time, non-recurring expenses of approximately $1.1 million. These expenses include business combination expenses, restructuring and other non-recurring charges.  Additionally, on October 30, 2020, we closed on the public offering of 5 million shares of common stock with proceeds of approximately $11.0 million net of offering costs, which will be used for general corporate purposes. During the three months ended September 30, 2020 we implemented a number of cost reduction initiatives reducing costs and identifying costs savings that we expect to result in annual savings of an additional $3.0 million to $4.0 million.  As a result, we expect that our current working capital is sufficient to fund our operations and commitments for a period of at least twelve months from the date these financial statements are issued.

In the event the Company requires additional liquidity, the Company can further reduce or defer expenses. More specifically, the Company could implement certain discretionary cost reduction initiatives relating to our spend on employee travel and entertainment, consulting costs and marketing expenses, negotiate deferred salary arrangements, furlough employees or reduce headcount or negotiate extensions of payments of rent and utilities.  The Company also believes it has access to capital through future debt or equity offerings and could be successful in renegotiating the maturity dates or conversion option relating to its current outstanding notes payable, although no assurance can be provided that we would be successful in these efforts.  Further, the potential continues to exist that our $2 million PPP loan could be forgiven. Management will continue to evaluate our liquidity and capital resources.

Note 1 - Description of Business, Liquidity, and Capital Resources

Description of Business

Akerna Corp., herein referred to as we, us, our or Akerna, through our wholly-owned subsidiaries MJ Freeway, LLC, or MJF, Trellis Solutions, Inc., or Trellis, and solo sciences, inc., or Solo provides enterprise software solutions that enable regulatory compliance and inventory management. Our proprietary, broad and growing suite of solutions are adaptable for industries in which interfacing with government regulatory agencies for compliance purposes is required, or where the tracking of organic materials from seed or plant to end products is desired. We develop products intended to assist states in monitoring licensed businesses' compliance with state regulations and to help state-licensed businesses operate in compliance with such law. We provide our commercial software platform, MJ Platform®, and Trellis®, to state-licensed businesses, and our regulatory software platform, Leaf Data Systems®, to state government regulatory agencies. Through our controlled subsidiary, solo sciences inc., we provide an innovative, next-generation solution for state and national governments to securely track product and waste throughout the supply chain with solo*TAG™. The integration of MJ Platform® and solo*CODE™ results in technology for consumers and brands that brings a consumer-facing mark designed to highlight the authenticity and signify transparency.

We consult with clients on a wide range of areas to help them successfully maintain compliance with state laws and regulations. We provide project-focused consulting services to clients who are initiating or expanding their cannabis business operations or are interested in data consulting engagements with respect to the legal cannabis industry. Our advisory engagements include service offerings focused on compliance requirement assessments, readiness and best practices, compliance monitoring systems, application processes, inspection readiness, and business plan and compliance reviews. We typically provide our consulting services to clients in emerging markets that are seeking consultation on newly introduced licensing regimes and assistance with the regulatory compliant build-out of operations.

Liquidity and Capital Resources

Since our inception, we have incurred recurring operating losses, used cash in operations, and relied on capital raising transactions to continue ongoing operations. Although we have continuing negative cash flow from operations, the cash outflow since the Mergers is partially attributable to approximately $4.1 million in costs incurred in connection with specific transactions, including the Mergers, acquisitions completed or expected to close within the next twelve months and the issuance of debt. We implemented a cost reduction initiative and achieved a reduction in cash used in operations in excess of $1.0 million between the third and fourth quarters of fiscal year 2020. Subsequent to year end we implemented phase two of that initiative, the cost-cutting measures included reduction in headcount, as our business has matured we have been able to streamline our operations, we also determined to forego certain costs, which have not historically yielded sufficient returns. On June 8, 2020, we authorized a new series of senior secured convertible notes with net proceeds of $13.8 million after debt issuance costs. We anticipate our current cash balances will be sufficient to meet the working capital requirements for the next twelve months.

From time to time, we may pursue various strategic business opportunities. These opportunities may include investment in or ownership of additional technology companies through direct investments, acquisitions, joint ventures, and other arrangements. We can provide no assurance that we will successfully identify such opportunities or that, if we identify and pursue any of these opportunities, any of them will be consummated. Consequently, we may raise additional equity or debt capital or enter into arrangements to secure the necessary financing to fund the completion of such strategic business opportunities, although no assurance can be provided that we will be successful in completing a future capital raise. The sale of additional equity could result in additional dilution to our existing stockholders, and financing arrangements may not be available to us, or may not be available in sufficient amounts or on acceptable terms. Our future operating performance will be subject to future economic conditions and to financial, business, and other factors, many of which are beyond our control.